Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Short-term provisions
Other provisions	R 552	R 552
Short-term portion of long-term provisions	2,338	2,567
Short-term portion of post-retirement benefit obligations	399	389
Total short-term provisions	R 3,289	R 3,508